Average Annual Total Returns (dei_DocumentInformationDocumentAxis)	0 Months Ended
	Jun. 01, 2013
(Wells Fargo Advantage Dow Jones Target Today Fund) | Dow Jones Global Target Today Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	5.44%
5 Years	5.29%
10 Years	6.05%
(Wells Fargo Advantage Dow Jones Target Today Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Wells Fargo Advantage Dow Jones Target Today Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Wells Fargo Advantage Dow Jones Target Today Fund) | Class R6
Average Annual Return:
1 Year	4.99%
5 Years	4.78%
10 Years	5.57%
Inception Date of Share Class	Jun. 30, 2004
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Dow Jones Global Target 2010 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	6.40%
5 Years	4.42%
10 Years	7.25%
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Wells Fargo Advantage Dow Jones Target 2010 Fund) | Class R6
Average Annual Return:
1 Year	6.06%
5 Years	3.93%
10 Years	6.01%
Inception Date of Share Class	Jun. 30, 2004
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Dow Jones Global Target 2015 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	7.65%
5 Years	3.85%
Since Inception	4.15%	[1]
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(Wells Fargo Advantage Dow Jones Target 2015 Fund) | Class R6
Average Annual Return:
1 Year	7.29%
5 Years	3.42%
Since Inception	3.65%	[1]
Inception Date of Share Class	Jun. 29, 2007
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Dow Jones Global Target 2020 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	9.23%
5 Years	3.32%
10 Years	8.45%
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Wells Fargo Advantage Dow Jones Target 2020 Fund) | Class R6
Average Annual Return:
1 Year	8.94%
5 Years	2.95%
10 Years	6.60%
Inception Date of Share Class	Jun. 30, 2004
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Dow Jones Global Target 2025 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	10.94%
5 Years	2.92%
Since Inception	2.89%	[1]
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(Wells Fargo Advantage Dow Jones Target 2025 Fund) | Class R6
Average Annual Return:
1 Year	10.68%
5 Years	2.71%
Since Inception	2.53%	[1]
Inception Date of Share Class	Jun. 29, 2007
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Dow Jones Global Target 2030 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	12.56%
5 Years	2.52%
10 Years	9.40%
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Wells Fargo Advantage Dow Jones Target 2030 Fund) | Class R6
Average Annual Return:
1 Year	12.26%
5 Years	2.26%
10 Years	7.03%
Inception Date of Share Class	Jun. 30, 2004
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Dow Jones Global Target 2035 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	13.92%
5 Years	2.22%
Since Inception	1.98%	[1]
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(Wells Fargo Advantage Dow Jones Target 2035 Fund) | Class R6
Average Annual Return:
1 Year	13.72%
5 Years	2.17%
Since Inception	1.78%	[1]
Inception Date of Share Class	Jun. 29, 2007
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Dow Jones Global Target 2040 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	14.88%
5 Years	2.09%
10 Years	9.61%
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
10 Years	5.18%
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
10 Years	7.68%
(Wells Fargo Advantage Dow Jones Target 2040 Fund) | Class R6
Average Annual Return:
1 Year	14.70%
5 Years	1.90%
10 Years	7.56%
Inception Date of Share Class	Jun. 30, 2004
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Dow Jones Global Target 2045 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.32%
5 Years	2.12%
Since Inception	1.83%	[1]
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(Wells Fargo Advantage Dow Jones Target 2045 Fund) | Class R6
Average Annual Return:
1 Year	15.03%
5 Years	2.11%
Since Inception	1.68%	[1]
Inception Date of Share Class	Jun. 29, 2007
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Dow Jones Global Target 2050 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years	2.13%
Since Inception	1.83%	[1]
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years	5.95%
Since Inception	6.49%	[1]
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years	2.04%
Since Inception	1.51%	[1]
(Wells Fargo Advantage Dow Jones Target 2050 Fund) | Class R6
Average Annual Return:
1 Year	15.12%
5 Years	2.09%
Since Inception	1.67%	[1]
Inception Date of Share Class	Jun. 29, 2007
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Dow Jones Global Target 2055 Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	15.35%
5 Years
Since Inception	3.47%	[2]
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	4.21%
5 Years
Since Inception	6.16%	[2]
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return:
1 Year	16.42%
5 Years
Since Inception	6.92%	[2]
(Wells Fargo Advantage Dow Jones Target 2055 Fund) | Class R6
Average Annual Return:
1 Year	15.15%
5 Years
Since Inception	3.68%	[2]
Inception Date of Share Class	Jun. 30, 2011

[1]	Performance Since 6/29/2007
[2]	Performance Since 6/30/2011